Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 67,208,006.94
Previously Paid Amount	0	[1]
Total Fee Amount	9,281.43
Net Fee	$ 9,281.43

[1]	The Registrant does not have any fee offsets.